Document And Entity Information	Jul. 24, 2023
Document Information Line Items
Entity Registrant Name	BIOMERICA, INC.
Trading Symbol	BMRA
Document Type	8-K
Current Fiscal Year End Date	--05-31
Amendment Flag	false
Entity Central Index Key	0000073290
Document Period End Date	Jul. 24, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37863
Entity Tax Identification Number	95-2645573
Entity Address, Address Line One	17571 Von Karman Ave
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	645-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.08
Security Exchange Name	NASDAQ